[USAA LOGO APPEARS HERE]
(Registered Trademark)




                                                     USAA LIFE INSURANCE COMPANY
================================================================================
                                                         VARIABLE UNIVERSAL LIFE
                                                                   ANNUAL REPORT

                                                               DECEMBER 31, 2000








TABLE OF CONTENTS
================================================================================

PRESIDENT'S MESSAGE                                                        iii

USAA LIFE INSURANCE SEPARATE ACCOUNT

         Overview of the Variable Universal Life Fund Accounts             A-2
         Independent Auditors' Report                                      A-4
         Statements of Assets and Liabilities                              A-5
         Statements of Operations                                          A-6
         Statements of Changes in Net Assets                               A-8
         Notes to Financial Statements                                    A-10

USAA LIFE INVESTMENT TRUST

         USAA Life Fund Overviews                                          B-3
         Independent Auditors' Report                                     B-23
         Portfolios of Investments                                        B-24
         Notes to Portfolios of Investments                               B-43
         Statements of Assets and Liabilities                             B-44
         Statements of Operations                                         B-45
         Statements of Changes in Net Assets                              B-46
         Notes to Financial Statements                                    B-48

SCUDDER VARIABLE LIFE INVESTMENT FUND (VLIF)
CAPITAL GROWTH PORTFOLIO

         Letter from the Fund's President                                  C-2
         Portfolio Management Discussion                                   C-3
         Performance Update                                                C-4
         Portfolio Summary                                                 C-5
         Investment Portfolio                                              C-6
         Financial Statements                                              C-9
         Financial Highlights                                             C-12
         Notes to Financial Statements                                    C-13
         Report of Independent Accounts                                   C-16
         Tax Information                                                  C-17

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO

         Letter from the Fund's President                                  D-2
         Portfolio Highlights                                              D-4
         Schedule of Investments                                           D-5
         Financial Highlights                                              D-7
         Statement of Assets and Liabilities                               D-8
         Statement of Operations                                           D-9
         Statement of Changes in Net Assets                               D-10
         Notes to Financial Statements                                    D-11
         Report of Independent Public Accountants                         D-13

DEUTSCHE VIT EQUITY 500 INDEX

         Letter to Shareholders                                            E-2
         Schedule of Investments                                           E-6
         Statement of Assets and Liabilities                              E-12
         Statement of Operations                                          E-13
         Statements of Changes in Net Assets                              E-14
         Financial Highlights                                             E-15
         Notes to Financial Statements                                    E-16
         Report of Independent Auditors                                   E-19

DEUTSCHE VIT SMALL CAP INDEX

         Letter to Shareholders                                           E-22
         Schedule of Investments                                          E-26
         Statement of Assets and Liabilities                              E-45
         Statement of Operations                                          E-46
         Statements of Changes in Net Assets                              E-47
         Financial Highlights                                             E-48
         Notes to Financial Statements                                    E-49
         Report of Independent Auditors                                   E-52

DEUTSCHE VIT EAFE(REGISTERED TRADEMARK)EQUITY INDEX

         Letter to Shareholders                                           E-54
         Schedule of Investments                                          E-58
         Statement of Assets and Liabilities                              E-66
         Statement of Operations                                          E-67
         Statements of Changes in Net Assets                              E-68
         Financial Highlights                                             E-69
         Notes to Financial Statements                                    E-70
         Report of Independent Auditors                                   E-74


THIS REPORT IS FOR THE INFORMATION OF USAA LIFE VARIABLE UNIVERSAL LIFE INSURANCE POLICY OWNERS. THE USAA LIFE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER.


DEUTSCHE ASSET MANAGEMENT IS THE MARKETING NAME FOR THE ASSET MANAGEMENT ACTIVITIES OF DEUTSCHE BANK AG, DEUTSCHE FUND MANAGEMENT, INC., BANKERS TRUST COMPANY, DB ALEX BROWN LLC, DEUTSCHE ASSET MANAGEMENT, INC. AND DEUTSCHE ASSET MANAGEMENT INVESTMENT SERVICES LIMITED.

DEUTSCHE VIT FUNDS ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS, OBLIGATIONS OF OR GUARANTEED BY DEUTSCHE BANK.





         LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                              PRESIDENT'S MESSAGE
================================================================================


[PHOTOGRAPH OF PRESIDENT AND CEO, JAMES M. MIDDLETON, COL. USAF, (RET.) APPEARS HERE.]


FROM THE DESK OF JIM MIDDLETON
==============================

AS THE OWNER OF A USAA LIFE INSURANCE COMPANY VARIABLE UNIVERSAL LIFE* INSURANCE POLICY, YOU UNDERSTAND THE IMPORTANCE OF CHOICES AND FLEXIBILITY. SUCH FEATURES MAKE YOUR POLICY A UNIQUE SELECTION IN REGARDS TO YOUR LONG-TERM FINANCIAL GOALS. YOUR POLICY ALLOWS YOU TO:

- DIRECT YOUR LIFE INSURANCE PREMIUM PAYMENTS TO A WIDE RANGE OF FUND ACCOUNTS,
- MAKE TAX-FREE TRANSFERS BETWEEN INVESTMENT PORTFOLIOS,
- CHANGE THE LEVEL OF BENEFITS, AND
- VARY THE PREMIUM PAYMENTS.

WHEN YOU PURCHASED YOUR POLICY, YOU WERE ASKED TO REVIEW YOUR GOALS AND OBJECTIVES AND TO FAMILIARIZE YOURSELF WITH THE INVESTMENT MIX YOU WERE CHOOSING. AS YOUR LIFE CHANGES, YOU MAY WANT TO REVIEW YOUR POLICY TO ENSURE IT STILL ACCOMMODATES YOUR NEEDS.

SOON YOUR POLICY WILL OFFER EVEN MORE CHOICES. YOU RECENTLY RECEIVED A NOTICE REGARDING THE SUBSTITUTION AND ADDITION OF CERTAIN FUNDS FROM THE VANGUARD GROUP. YOU, AS MEMBERS, HAVE REQUESTED VANGUARD AND WE ARE PLEASED TO ACCOMMODATE. WITH MORE THAN $500 BILLION IN ASSETS UNDER MANAGEMENT, VANGUARD IS A HIGHLY RECOGNIZED LOW-COST INVESTMENT PROVIDER.

USAA LIFE HAS APPLIED TO THE SECURITIES AND EXCHANGE COMMISSION (SEC) TO SUBSTITUTE FOUR VANGUARD FUNDS FOR FIVE OF THE FUNDS CURRENTLY OFFERED THROUGH OUR VARIABLE UNIVERSAL LIFE. UPON APPROVAL, POLICY OWNERS WITH MONEY ALLOCATED TO ANY OF THESE CURRENT FUND ACCOUNTS WILL AUTOMATICALLY HAVE THEIR BALANCES MOVED TO THE NEW FUND ACCOUNTS. WE ANTICIPATE THIS MOVE TO HAPPEN ON MAY 1, 2001. THERE WILL BE NO COSTS OR TAX CONSEQUENCES ASSOCIATED WITH THIS TRANSFER. WE WILL ALSO ALLOW POLICY OWNERS TO CHANGE THEIR INVESTMENT STRATEGIES BY MOVING MONEY AMONG THESE FUND ACCOUNTS BEGINNING 30 DAYS BEFORE AND ENDING 60 DAYS AFTER THE SUBSTITUTION. THESE TRANSFERS WILL NOT COUNT AGAINST THE ANNUAL TRANSFER LIMIT.

WE FEEL THE ADDITION OF THESE FUNDS FROM THE VANGUARD GROUP IS JUST ONE EXAMPLE OF HOW USAA LIFE STRIVES TO KEEP OUR COMMITMENT TO PROVIDE MEMBERS WITH EXCEPTIONAL PRODUCTS AND SERVICE. THE FOLLOWING CHART OUTLINES THE SUBSTITUTION IN MORE DETAIL.

------------------------------------------------------------------------------
  FUND ACCOUNT SUBSTITUTION
------------------------------------------------------------------------------
  JANUARY - APRIL 2001                       MAY 1, 2001 (proposed date)
------------------------------------------------------------------------------
  USAA Life Money Market---------------------Vanguard Money Market
  USAA Life International--------------------Vanguard International
  Deutsche VIT EAFE(REGISTERED TRADEMARK)
    Equity Index-----------------------------Vanguard International
  Deutsche VIT Small Cap Index---------------Vanguard Small Company Growth Deutsche VIT Equity 500 Index--------------Vanguard Equity Index
------------------------------------------------------------------------------


IF YOU WOULD LIKE TO DISCUSS YOUR CURRENT FUND ALLOCATIONS, OR LEARN MORE ABOUT PAYMENT STRATEGIES, PLEASE CALL US AT 1-800-531-4265.

YOU MAY ALSO ACCESS INFORMATION ABOUT THE VALUE OF YOUR POLICY AND THE UNIT VALUE CHANGES RELATIVE TO YOUR INVESTMENT CHOICES 24 HOURS A DAY, SEVEN DAYS A WEEK BY SIMPLY CALLING THE TOLL-FREE USAA TOUCHLINE(REGISTERED TRADEMARK) AT 1-800-531-5433.


Sincerely,



JAMES M. MIDDLETON, COL., USAF, (RET.)
PRESIDENT & CEO
USAA LIFE INSURANCE COMPANY



* KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE LIFE.

- USAA LIFE'S VARIABLE UNIVERSAL LIFE IS DISTRIBUTED BY USAA INVESTMENT MANAGEMENT COMPANY, A REGISTERED BROKER DEALER. - THIS MATERIAL SHOULD BE PRECEDED BY A USAA LIFE VARIABLE UNIVERSAL LIFE PROSPECTUS. - THE VARIABLE UNIVERSAL LIFE INSURANCE PRODUCT IS SUBJECT TO MARKET RISK, INCLUDING POTENTIAL FLUCTUATIONS IN INVESTMENT RETURN AND THE POTENTIAL LOSS OF PRINCIPAL. A 10% FEDERAL PENALTY TAX MAY APPLY TO WITHDRAWALS MADE BEFORE AGE 59 1/2.




[USAA LOGO APPEARS HERE]
(Registered Trademark)


                                                             USAA LIFE INSURANCE
                                                                SEPARATE ACCOUNT
================================================================================
                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2000






                               LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------
                                                     AN OVERVIEW
==========================================================================================================================
                                                                                                   DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                                                       AUV AVERAGE
                                                                                ACCUMULATION       ANNUAL TOTAL RETURN
                                                                                 UNIT VALUE                       SINCE
  FUND ACCOUNT           OBJECTIVE                                                 (AUV)        ONE YEAR        INCEPTION
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks the highest level of current income                 $1.29          4.61%           3.45%
MONEY MARKET             consistent with preservation of capital and                                          (7-day yield
                         maintenance of liquidity                                                               is 5.15%)
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE INCOME         Seeks maximum current income without undue               $15.01         12.24%           2.46%
                         risk to principal
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE GROWTH         Seeks capital growth and current income                  $23.98          2.32%          14.90%
AND INCOME
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks long-term capital appreciation                     $20.65        -11.48%          13.62%
WORLD GROWTH
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks long-term capital growth, consistent               $19.82          2.55%           8.38%
DIVERSIFIED ASSETS       with preservation of capital and balanced by
                         current income
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks appreciation of capital                            $22.65        -16.30%          44.40%
AGGRESSIVE GROWTH
--------------------------------------------------------------------------------------------------------------------------
USAA LIFE                Seeks capital appreciation with current income           $11.84        -11.27%           9.82%
INTERNATIONAL            as a secondary objective
--------------------------------------------------------------------------------------------------------------------------
SCUDDER VLIF CAPITAL     Seeks to maximize long-term capital growth               $29.35        -10.99%          20.43%
GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN           Seeks long-term capital appreciation                     $30.10        -15.78%          19.35%
GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT             Seeks to match as closely as possible the                $11.84        -10.40%          13.83%
EQUITY 500 INDEX         performance of the S&P 500(Registered Trademark)
                         Index, before the deduction of Fund expenses
--------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT             Seeks to match as closely as possible the                $10.04         -5.09%          15.24%
SMALL CAP INDEX          performance of the Russell 2000(Registered Trademark)
                         Small Stock Index before the deduction of
                         Fund expenses
--------------------------------------------------------------------------------------------------------------------------
DEUTSCHE VIT             Seeks to match as closely as possible the                $10.88        -17.77%           7.77%
EAFE(REGISTERED          performance of the Morgan Stanley Capital
TRADEMARK)               International Europe Australia Far East[EAFE
EQUITY INDEX             (Registered Trademark)]before the deduction
                         of Fund expenses
--------------------------------------------------------------------------------------------------------------------------


THE PERFORMANCE OF THE USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT AND THE DEUTSCHE VIT SMALL CAP INDEX FUND ACCOUNT WILL REFLECT THE VOLATILITY OF INVESTMENTS IN SMALL-CAP STOCKS AND INITIAL PUBLIC OFFERINGS.

THE 7-DAY YIELD MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE FUND ACCOUNT THAN THE TOTAL RETURN. AN INVESTMENT IN THE USAA LIFE MONEY MARKET FUND ACCOUNT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE A STABLE VALUE AT $1 PER SHARE, IT IS
POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND ACCOUNT. THE 7-DAY YIELD REFLECTS THE 7-DAY PERIOD ENDED DECEMBER 31, 2000.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND DO NOT REPRESENT THE ACTUAL EXPERIENCE OF AMOUNTS INVESTED BY A PARTICULAR OWNER. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE VARIABLE INSURANCE PRODUCTS ARE SUBJECT TO MARKET RISK, INCLUDING POTENTIAL FLUCTUATIONS IN INVESTMENT RETURN AND THE POTENTIAL LOSS OF PRINCIPAL. - INCEPTION DATE FOR ALL VARIABLE FUND ACCOUNTS FOR VARIABLE UNIVERSAL LIFE IS 8/31/98 WHEN SALE OF USAA LIFE'S VARIABLE UNIVERSAL LIFE INSURANCE POLICY BEGAN. SINCE INCEPTION PERFORMANCE NUMBERS REFLECT EXPERIENCE SINCE USAA LIFE BEGAN SELLING THE PRODUCT. ALL DATA REFLECTS THE ACTUAL PERFORMANCE OF THE UNDERLYING FUNDS IN WHICH THE LIFE INSURANCE SEPARATE ACCOUNT INVESTS, ADJUSTED TO REFLECT A DEDUCTION OF THE M&E RISK CHARGE AND $5 MONTHLY MAINTENANCE CHARGE. M&E CHARGES TOTAL 0.75% ON AN ANNUAL BASIS. THE PERFORMANCE FIGURES ABOVE DO NOT REFLECT THE COST OF INSURANCE PROTECTION AND OTHER INSURANCE POLICY FEES AND, IF THEY DID, THE PERFORMANCE QUOTED ABOVE WOULD BE SIGNIFICANTLY LOWER. INVESTORS SHOULD ASK FOR A PERSONAL ILLUSTRATION THAT SHOWS THE EFFECT ON PERFORMANCE OF THE COST OF INSURANCE, OTHER CHARGES, AND OTHER VARIABLES. - BECAUSE ACCUMULATION UNITS ARE PART OF AN INSURANCE POLICY, ACTUAL PERFORMANCE SHOULD ALWAYS BE CONSIDERED IN CONJUNCTION WITH THE POLICY'S FEES, CASH VALUE, AND DEATH BENEFIT. - THE VARIABLE UNIVERSAL LIFE INSURANCE POLICY IS SUBJECT TO SURRENDER CHARGES AND POSSIBLE TAX CONSEQUENCES. - THIS PRODUCT IS NOT YET AVAILABLE IN ALL STATES. THIS PRODUCT IS KNOWN IN SOME STATES AS FLEXIBLE PREMIUM VARIABLE LIFE.









         LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
===============================================================================
                          INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS OF USAA LIFE INSURANCE COMPANY AND
POLICYOWNERS OF THE LIFE INSURANCE SEPARATE ACCOUNT OF
USAA LIFE INSURANCE COMPANY:

WE HAVE AUDITED THE ACCOMPANYING STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2000, THE RELATED STATEMENTS OF OPERATIONS, THE STATEMENTS OF CHANGES IN NET ASSETS, AND UNIT VALUE INFORMATION PRESENTED IN NOTE 5 FOR EACH OF THE YEARS OR PERIODS IN THE THREE-YEAR PERIOD THEN ENDED, FOR THE USAA LIFE MONEY MARKET FUND ACCOUNT, USAA LIFE INCOME FUND ACCOUNT, USAA LIFE GROWTH AND INCOME FUND ACCOUNT, USAA LIFE WORLD GROWTH FUND ACCOUNT, USAA LIFE DIVERSIFIED ASSETS FUND ACCOUNT, USAA LIFE AGGRESSIVE GROWTH FUND ACCOUNT, USAA LIFE INTERNATIONAL FUND ACCOUNT, THE FUND ACCOUNT OF THE CAPITAL GROWTH PORTFOLIO-CLASS A SHARES OF THE SCUDDER VARIABLE LIFE INVESTMENT FUND (SCUDDER VLIF CAPITAL GROWTH PORTFOLIO FUND ACCOUNT), THE FUND ACCOUNT OF THE AMERICAN GROWTH PORTFOLIO OF THE ALGER AMERICAN FUND (ALGER AMERICAN GROWTH PORTFOLIO FUND ACCOUNT), AND THE FUND ACCOUNTS OF THE EQUITY 500 INDEX FUND, SMALL CAP INDEX FUND AND EAFE(REGISTERED TRADEMARK) EQUITY INDEX FUND, WHICH ARE FUNDS OF THE DEUTSCHE ASSET MANAGEMENT VIT FUNDS (DEUTSCHE VIT EQUITY 500 INDEX FUND
ACCOUNT, DEUTSCHE VIT SMALL CAP INDEX FUND ACCOUNT, AND DEUTSCHE VIT EAFE(REGISTERED TRADEMARK) EQUITY INDEX FUND ACCOUNT), AVAILABLE WITHIN THE LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY. THESE FINANCIAL STATEMENTS AND UNIT VALUE INFORMATION ARE THE RESPONSIBILITY OF THE LIFE INSURANCE SEPARATE ACCOUNT'S MANAGEMENT. OUR RESPONSIBILITY IS TO EXPRESS AN OPINION ON THESE FINANCIAL STATEMENTS AND UNIT VALUE INFORMATION BASED ON OUR AUDITS.

WE CONDUCTED OUR AUDITS IN ACCORDANCE WITH AUDITING STANDARDS GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA. THOSE STANDARDS REQUIRE THAT WE PLAN AND PERFORM THE AUDIT TO OBTAIN REASONABLE ASSURANCE ABOUT WHETHER THE FINANCIAL STATEMENTS AND UNIT VALUE INFORMATION ARE FREE OF MATERIAL MISSTATEMENT. AN AUDIT INCLUDES EXAMINING, ON A TEST BASIS, EVIDENCE SUPPORTING THE AMOUNTS AND DISCLOSURES IN THE FINANCIAL STATEMENTS. INVESTMENTS OWNED AT DECEMBER 31, 2000, WERE VERIFIED BY EXAMINATION OF THE UNDERLYING PORTFOLIOS OF THE USAA LIFE INVESTMENT TRUST OR THROUGH CONFIRMATION FOR THE SCUDDER, ALGER, AND DEUTSCHE ASSET MANAGEMENT VIT FUNDS' PORTFOLIOS. AN AUDIT ALSO INCLUDES ASSESSING THE ACCOUNTING PRINCIPLES USED AND SIGNIFICANT ESTIMATES MADE BY MANAGEMENT, AS WELL AS EVALUATING THE OVERALL FINANCIAL STATEMENT PRESENTATION. WE BELIEVE THAT OUR AUDITS PROVIDE A REASONABLE BASIS FOR OUR OPINION.

IN OUR OPINION, THE FINANCIAL STATEMENTS AND UNIT VALUE INFORMATION REFERRED TO ABOVE PRESENT FAIRLY, IN ALL MATERIAL RESPECTS, THE FINANCIAL POSITION OF THE AFOREMENTIONED FUND ACCOUNTS OF THE LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY AS OF DECEMBER 31, 2000, AND THE RESULTS OF THEIR OPERATIONS, THE CHANGES IN THEIR NET ASSETS, AND THE UNIT VALUE INFORMATION FOR EACH OF THE YEARS OR PERIODS IN THE THREE-YEAR PERIOD THEN ENDED, IN CONFORMITY WITH ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES OF AMERICA.





SAN ANTONIO, TEXAS                        KPMG LLP
FEBRUARY 2, 2001






                     LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
                              STATEMENTS OF ASSETS AND LIABILITIES
===============================================================================================================
         VARIABLE FUND ACCOUNTS (IN THOUSANDS, EXCEPT PER UNIT DATA)    DECEMBER 31, 2000
---------------------------------------------------------------------------------------------------------------


                                                                                                INVESTMENT AT
                                                              FUND SHARES           COST        MARKET VALUE
                                                             -------------     ------------   ---------------
ASSETS

  Investments at market value:
       USAA Life Money Market Fund                               1,013             $ 1,013        $ 1,013
       USAA Life Income Fund                                        21                 209            223
       USAA Life Growth and Income Fund                             20                 374            380
       USAA Life World Growth Fund                                  11                 179            153
       USAA Life Diversified Assets Fund                            14                 201            186
       USAA Life Aggressive Growth Fund                             42               1,052            868
       USAA Life International Fund                                  4                  50             47
       Scudder VLIF Capital Growth Portfolio-Class A Shares         28                 754            649
       Alger American Growth Portfolio                              21               1,274          1,007
       Deutsche VIT Equity 500 Index Fund                           83               1,217          1,147
       Deutsche VIT Small Cap Index Fund                            16                 185            178
       Deutsche VIT EAFE(REGISTERED TRADEMARK)Equity
        Index Fund                                                   9                 110             98
                                                                               ------------   ---------------
           Net assets                                                              $ 6,618        $ 5,949
                                                                                              ===============








                                                              FUND ACCOUNT     ACCUMULATION
                                                                  UNITS         UNIT VALUE        RESERVES
                                                             -------------     ------------   ---------------
NET ASSETS

       USAA Life Money Market Fund Account                         782          $ 1.293846        $ 1,013
       USAA Life Income Fund Account                                15           15.007467            223
       USAA Life Growth and Income Fund Account                     16           23.978970            380
       USAA Life World Growth Fund Account                           7           20.654406            153
       USAA Life Diversified Assets Fund Account                     9           19.815589            186
       USAA Life Aggressive Growth Fund Account                     38           22.654870            868
       USAA Life International Fund Account                          4           11.843128             47
       Scudder VLIF Capital Growth Portfolio Fund Account           22           29.346175            649
       Alger American Growth Portfolio Fund Account                 33           30.100055          1,007
       Deutsche VIT Equity 500 Index Fund Account                   97           11.844646          1,147
       Deutsche VIT Small Cap Index Fund Account                    18           10.043462            178
       Deutsche VIT EAFE(REGISTERED TRADEMARK)Equity
        Index Fund Account                                           9           10.881890             98
                                                                                              ---------------
           Net assets                                                                             $ 5,949
                                                                                              ===============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-10.






                                               LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------------
                                                                   STATEMENTS OF OPERATIONS
==================================================================================================================================
                                        VARIABLE FUND ACCOUNTS (IN THOUSANDS)                       YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                         USAA LIFE MONEY                      USAA LIFE                   USAA LIFE GROWTH AND
                                       MARKET FUND ACCOUNT                INCOME FUND ACCOUNT              INCOME FUND ACCOUNT

                                     2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   --------------------------        ---------------------------       --------------------------
NET INVESTMENT INCOME (LOSS):
  Income
     Dividends from investments    $   30   $    9   $    -          $    -  $   11   $    -           $    -   $    4   $    -
  Expenses
     Mortality and expense
       risk charge                      4        1        -               1       -        -                2        1        -
                                   --------------------------        ---------------------------       --------------------------
            Net investment
            income (loss)              26        8        -              (1)     11        -               (2)       3        -
                                   --------------------------        ---------------------------       --------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
     sale of investments                -        -        -              (5)      -        -              (19)       5        -
  Capital gains distributions           -        -        -               -       3        -                -       23        -
                                   --------------------------        ---------------------------       --------------------------
     Net realized gain (loss)           -        -        -              (5)      3        -              (19)      28        -
  Change in net unrealized
     appreciation/depreciation          -        -        -              29     (15)       -               26      (20)       -
                                   --------------------------        ---------------------------       --------------------------
            Net realized and
            unrealized gain (loss)
            on investments              -        -        -              24     (12)       -                7        8        -
                                   --------------------------        ---------------------------       --------------------------

INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS   $   26   $    8   $    -          $   23  $   (1)  $    -           $    5   $   11   $    -
                                   ==========================        ===========================       ==========================






                                           USAA LIFE                 SCUDDER VLIF CAPITAL GROWTH          ALGER AMERICAN GROWTH
                                    INTERNATIONAL FUND ACCOUNT          PORTFOLIO FUND ACCOUNT            PORTFOLIO FUND ACCOUNT
                                     2000     1999     1998*           2000    1999     1998*            2000     1999     1998*

                                   --------------------------        ---------------------------       --------------------------
NET INVESTMENT INCOME (LOSS):
  Income
     Dividends from investments    $    -   $    -   $    -          $    1  $    -   $    -           $    -   $    -   $    -

  Expenses
     Mortality and expense
       risk charge                      -        -        -               4       1        -                7        1        -
                                   --------------------------        ---------------------------       --------------------------
            Net investment
            income (loss)               -        -        -              (3)     (1)       -               (7)      (1)       -
                                   --------------------------        ---------------------------       --------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
     sale of investments                1        -        -              14       -        -               23       (3)       -
  Capital gains distributions           -        -        -              56       9        -              113        7        -
                                   --------------------------        ---------------------------       --------------------------
     Net realized gain                  1        -        -              70       9        -              136        4        -
  Change in net unrealized
     appreciation/depreciation         (4)       1        -            (144)     38        1             (320)      53        -
                                   --------------------------        ---------------------------       --------------------------

            Net realized and
            unrealized gain (loss)
            on investments             (3)       1        -             (74)     47        1             (184)      57        -
                                   --------------------------        ---------------------------       --------------------------

INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS   $   (3)  $    1   $    -          $  (77) $   46   $    1           $ (191)  $   56   $    -
                                   ==========================        ===========================       ==========================




*VARIABLE FUND ACCOUNTS COMMENCED OPERATIONS AUGUST 31, 1998.
 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-10.








                                               LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------------
                                                                   STATEMENTS OF OPERATIONS
==================================================================================================================================
                                        VARIABLE FUND ACCOUNTS (IN THOUSANDS)                       YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------------------------------------

                                       USAA LIFE WORLD                  USAA LIFE DIVERSIFIED              USAA LIFE AGGRESSIVE
                                     GROWTH FUND ACCOUNT                 ASSETS FUND ACCOUNT               GROWTH FUND ACCOUNT

                                     2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   --------------------------        ---------------------------       --------------------------
NET INVESTMENT INCOME (LOSS):
  Income
     Dividends from investments    $    1   $    -   $    -          $    -  $    5   $    1           $    -   $    -   $    -

  Expenses
     Mortality and expense
       risk charge                      1        1        -               1       -        -                6        1        -
                                   --------------------------        ---------------------------       --------------------------
            Net investment
            income (loss)               -       (1)       -              (1)      5        1               (6)      (1)       -
                                   --------------------------        ---------------------------       --------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
     sale of investments                1        1        -              (6)     (1)       -               67        7        -
  Capital gains distributions           8        7        -               -      26        1               19       29        -
                                   --------------------------        ---------------------------       --------------------------
     Net realized gain (loss)           9        8        -              (6)     25        1               86       36        -
  Change in net unrealized
     appreciation/depreciation        (27)       1        -              13     (27)      (1)            (291)     107        -
                                   --------------------------        ---------------------------       --------------------------

            Net realized and
            unrealized gain (loss)
            on investments            (18)       9        -               7      (2)       -             (205)     143        -
                                   --------------------------        ---------------------------       --------------------------

INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS   $  (18)  $    8   $    -          $    6  $    3   $    1           $ (211)  $  142   $    -
                                   ==========================        ===========================       ==========================





                                      DEUTSCHE VIT EQUITY                 DEUTSCHE VIT SMALL                DEUTSCHE VIT EAFE
                                     500 INDEX FUND ACCOUNT             CAP INDEX FUND ACCOUNT           (REGISTERED TRADEMARK)
                                                                                                        EQUITY INDEX FUND ACCOUNT
                                     2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   --------------------------        ---------------------------       --------------------------
NET INVESTMENT INCOME (LOSS):
  Income
     Dividends from investments    $    -   $    4   $    -          $    -  $    -   $    -           $    -   $    -   $    -

  Expenses
     Mortality and expense
       risk charge                      7        2        -               1       -        -                -        -        -
                                   --------------------------        ---------------------------       --------------------------
            Net investment
            income (loss)              (7)       2        -              (1)      -        -                -        -        -
                                   --------------------------        ---------------------------       --------------------------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
     sale of investments                5        8        -               1       1        -                -        1        -
  Capital gains distributions           1        2        -               1       -        -                1        -        -
                                   --------------------------        ---------------------------       --------------------------
     Net realized gain                  6       10        -               2       1        -                1        1        -
  Change in net unrealized
     appreciation/depreciation       (116)      46        -             (10)      3        -              (13)       1        -
                                   --------------------------        ---------------------------       --------------------------

            Net realized and
            unrealized gain (loss)
            on investments           (110)      56        -              (8)      4        -              (12)       2        -
                                   --------------------------        ---------------------------       --------------------------

INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS   $ (117)  $   58   $    -          $   (9) $    4   $    -           $  (12)  $    2   $    -
                                   ==========================        ===========================       ==========================













                                               LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                        VARIABLE FUND ACCOUNTS (IN THOUSANDS)                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                         USAA LIFE MONEY                      USAA LIFE                    USAA LIFE GROWTH AND
                                       MARKET FUND ACCOUNT                INCOME FUND ACCOUNT               INCOME FUND ACCOUNT

                                      2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   ---------------------------       ---------------------------       ----------------------------
FROM OPERATIONS:
  Net investment income (loss)     $    26   $    8   $    -         $    (1) $   11   $    -          $    (2)  $    3   $    -
  Net realized gain (loss)
     on investments                      -        -        -              (5)      3        -              (19)      28        -
  Change in net unrealized
     appreciation/depreciation           -        -        -              29     (15)       -               26      (20)       -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase (decrease) in
       net assets resulting
       from operations                  26        8        -              23      (1)       -                5       11        -
                                   ---------------------------       ---------------------------       ----------------------------
FROM POLICY TRANSACTIONS:
  Purchases and transfers in         2,673    2,623       48             105     122        -              232      325        3
  Monthly deduction charges            (24)     (13)      (1)             (5)     (1)       -              (15)      (6)       -
  Other redemptions                 (2,001)  (2,280)     (46)            (19)     (1)       -             (118)     (57)       -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase in net assets
       from policy transactions        648      330        1              81     120        -               99      262        3
                                   ---------------------------       ---------------------------       ----------------------------
            Net increases in
              net assets               674      338        1             104     119        -              104      273        3
NET ASSETS:
  Beginning of period                  339        1        -             119       -        -              276        3        -
                                   ---------------------------       ---------------------------       ----------------------------
  End of period                    $ 1,013   $  339   $    1         $   223  $  119   $    -          $   380   $  276   $    3
                                   ===========================       ===========================       ============================
UNITS ISSUED AND REDEEMED:
  Beginning balance                    276        1        -               9       -        -               12        1        -
  Units issued                       2,621    3,043       46               8       9        -               14       14        1
  Units redeemed                    (2,115)  (2,768)     (45)             (2)      -        -              (10)      (3)       -
                                   ---------------------------       ---------------------------       ----------------------------
  Ending balance                       782      276        1              15       9        -               16       12        1
                                   ===========================       ===========================       ============================




                                           USAA LIFE                 SCUDDER VLIF CAPITAL GROWTH           ALGER AMERICAN GROWTH
                                    INTERNATIONAL FUND ACCOUNT         PORTFOLIO FUND ACCOUNT             PORTFOLIO FUND ACCOUNT

                                      2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   ---------------------------       ---------------------------       ----------------------------
FROM OPERATIONS:
  Net investment income (loss)     $     -   $    -   $    -         $    (3) $   (1)  $    -          $    (7)  $   (1)  $    -
  Net realized gain (loss)
     on investments                      1        -        -              70       9        -              136        4        -
  Change in net unrealized
     appreciation/depreciation          (4)       1        -            (144)     38        1             (320)      53        -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase (decrease) in
       net assets resulting
       from operations                  (3)       1        -             (77)     46        1             (191)      56        -
                                   ---------------------------       ---------------------------       ----------------------------
FROM POLICY TRANSACTIONS:
  Purchases and transfers in            50        6        -             458     379        4              837      578        -
  Monthly deduction charges             (2)       -        -             (21)     (5)       -              (37)      (6)       -
  Other redemptions                     (5)       -        -             (95)    (39)      (2)            (148)     (82)       -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase in net assets
       from policy transactions         43        6        -             342     335        2              652      490        -
                                   ---------------------------       ---------------------------       ----------------------------
            Net increases in
              net assets                40        7        -             265     381        3              461      546        -
NET ASSETS:
  Beginning of period                    7        -        -             384       3        -              546        -        -
                                   ---------------------------       ---------------------------       ----------------------------
  End of period                    $    47   $    7   $    -         $   649  $  384   $    3          $ 1,007   $  546   $    -
                                   ===========================       ===========================       ============================
UNITS ISSUED AND REDEEMED:
  Beginning balance                      1        -        -              12       1        -               15        -        -
  Units issued                           4        1        -              16      13        1               26       18        -
  Units redeemed                        (1)       -        -              (6)     (2)       -               (8)      (3)       -
                                   ---------------------------       ---------------------------       ----------------------------
  Ending balance                         4        1        -              22      12        1               33       15        -
                                   ===========================       ===========================       ============================





* VARIABLE FUND ACCOUNTS COMMENCED OPERATIONS AUGUST 31, 1998.









                                               LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
                                                                   STATEMENTS OF CHANGES IN NET ASSETS
===================================================================================================================================
                                        VARIABLE FUND ACCOUNTS (IN THOUSANDS)                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                        USAA LIFE WORLD                 USAA LIFE DIVERSIFIED               USAA LIFE AGGRESSIVE
                                      GROWTH FUND ACCOUNT                ASSETS FUND ACCOUNT                GROWTH FUND ACCOUNT

                                      2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   ---------------------------       ---------------------------       ----------------------------
FROM OPERATIONS:
  Net investment income (loss)     $     -   $   (1)  $    -         $    (1) $    5   $    1          $    (6)  $   (1)  $    -
  Net realized gain (loss)
     on investments                      9        8        -              (6)     25        1               86       36        -
  Change in net unrealized
     appreciation/depreciation         (27)       1        -              13     (27)      (1)            (291)     107        -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase (decrease) in
       net assets resulting
       from operations                 (18)       8        -               6       3        1             (211)     142        -
                                   ---------------------------       ---------------------------       ----------------------------
FROM POLICY TRANSACTIONS:
  Purchases and transfers in           141       47        -              75     125       37              802      365        -
  Monthly deduction charges             (5)      (1)       -              (7)     (3)       -              (33)      (5)       -
  Other redemptions                    (16)      (3)       -             (30)    (21)       -             (145)     (47)       -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase in net assets
       from policy transactions        120       43        -              38     101       37              624      313        -
                                   ---------------------------       ---------------------------       ----------------------------
            Net increases in
              net assets               102       51        -              44     104       38              413      455        -
NET ASSETS:
  Beginning of period                   51        -        -             142      38        -              455        -        -
                                   ---------------------------       ---------------------------       ----------------------------
  End of period                    $   153   $   51   $    -         $   186  $  142   $   38          $   868   $  455   $    -
                                   ===========================       ===========================       ============================
UNITS ISSUED AND REDEEMED:
  Beginning balance                      2        -        -               7       2        -               17        -        -
  Units issued                           7        2        -               5       7        2               31       20        -
  Units redeemed                        (2)       -        -              (3)     (2)       -              (10)      (3)       -
                                   ---------------------------       ---------------------------       ----------------------------
  Ending balance                         7        2        -               9       7        2               38       17        -
                                   ===========================       ===========================       ============================




                                      DEUTSCHE VIT EQUITY                 DEUTSCHE VIT SMALL                 DEUTSCHE VIT EAFE
                                     500 INDEX FUND ACCOUNT             CAP INDEX FUND ACCOUNT            (REGISTERED TRADEMARK)
                                                                                                         EQUITY INDEX FUND ACCOUNT
                                      2000     1999     1998*           2000    1999     1998*            2000     1999     1998*
                                   ---------------------------       ---------------------------       ----------------------------
FROM OPERATIONS:
  Net investment income (loss)     $    (7)  $    2   $    -         $    (1) $    -   $    -          $    -    $    -   $    -
  Net realized gain (loss)
     on investments                      6       10        -               2       1        -                1        1        -
  Change in net unrealized
     appreciation/depreciation        (116)      46        -             (10)      3        -              (13)       1        -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase (decrease) in
       net assets resulting
       from operations                (117)      58        -              (9)      4        -              (12)       2        -
                                   ---------------------------       ---------------------------       ----------------------------
FROM POLICY TRANSACTIONS:
  Purchases and transfers in           662      851        3             119      84        -              100       14        2
  Monthly deduction charges            (30)     (10)       -              (5)      -        -               (3)      (1)       -
  Other redemptions                    (83)    (187)       -              (5)    (10)       -                1       (5)       -
                                   ---------------------------       ---------------------------       ----------------------------
       Increase in net assets
       from policy transactions        549      654        3             109      74        -               98        8        2
                                   ---------------------------       ---------------------------       ----------------------------
            Net increases in
              net assets               432      712        3             100      78        -               86       10        2
NET ASSETS:
  Beginning of period                  715        3        -              78       -        -               12        2        -
                                   ---------------------------       ---------------------------       ----------------------------
  End of period                    $ 1,147   $  715   $    3         $   178  $   78   $    -          $    98   $   12   $    2
                                   ===========================       ===========================       ============================
UNITS ISSUED AND REDEEMED:
  Beginning balance                     54        1        -               7       -        -                1        1        -
  Units issued                          59       73        1              12       8        -                8        1        1
  Units redeemed                       (16)     (20)       -              (1)     (1)       -                -       (1)       -
                                   ---------------------------       ---------------------------       ----------------------------
  Ending balance                        97       54        1              18       7        -                9        1        1
                                   ===========================       ===========================       ============================





SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE A-10.





         LIFE INSURANCE SEPARATE ACCOUNT OF USAA LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
================================================================================
                                                               DECEMBER 31, 2000
--------------------------------------------------------------------------------


1) ORGANIZATION

The Life  Insurance  Separate  Account  of USAA  Life  Insurance  Company  (Life
Insurance Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment account of USAA Life Insurance Company (USAA Life), a wholly owned subsidiary of the United Services Automobile Association (USAA). The Life Insurance Separate Account commenced operation August 31, 1998.

The Life Insurance Separate Account is divided into twelve variable fund accounts, each of which invests in a corresponding fund. The funds' objectives can be found on page A-2 in this report. Units of the Life Insurance Separate Account are sold only in connection with the Variable Universal Life Policy.

The fund accounts available within the Life Insurance Separate Account include: the USAA Life Money Market Fund Account, USAA Life Income Fund Account, USAA Life Growth and Income Fund Account, USAA Life World Growth Fund Account, USAA Life Diversified Assets Fund Account, USAA Life Aggressive Growth Fund Account, and USAA Life International Fund Account; the Fund Account of the Capital Growth Portfolio-Class A shares of the Scudder Variable Life Investment Fund (Scudder VLIF Capital Growth Portfolio Fund Account); the Fund Account of the American Growth Portfolio of the Alger American Fund (Alger American Growth Portfolio Fund Account); and the Fund Accounts of the Equity 500 Index Fund, Small Cap Index Fund and EAFE(Registered Trademark) Equity Index Fund, which are funds of the Deutsche Asset Management VIT Funds series (Deutsche VIT Equity 500 Index Fund Account, Deutsche VIT Small Cap Index Fund Account, and Deutsche VIT EAFE(Registered Trademark) Equity Index Fund Account).

On December 13, 2000, USAA Life, together with the Separate Account of USAA Life and the Life Insurance Separate Account of USAA Life (the Separate Accounts), filed an application with the Securities and Exchange Commission (the SEC) for an order permitting USAA Life and the Separate Accounts to substitute certain portfolios of the Vanguard Variable Insurance Funds for their investments in the USAA Life Money Market Fund and the USAA Life International Fund, series of USAA Life Investment Trust, and the Deutsche VIT Equity 500 Index Fund, the Deutsche VIT Small Cap Index Fund, and the Deutsche VIT EAFE(Registered Trademark) Equity Index Fund, series of Deutsche VIT Funds. The proposed effective date of the substitution is May 1, 2001.

The assets of the Life Insurance Separate Account are the property of USAA Life and are not chargeable with liabilities arising out of any other business of USAA Life.

2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Investments in mutual fund securities are carried in the Statements of Assets and Liabilities at net asset value as reported by the fund. Gains or losses on securities transactions are determined on the basis of the first-in first-out
(FIFO) cost method. Security transactions are recorded on the trade date. Dividend income, if any, is recorded on ex-dividend date.

DISTRIBUTIONS

The net  investment  income  (loss)  and  realized  capital  gains  of the  Life
Insurance Separate Account are not distributed, but instead are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX

Operations of the Life Insurance Separate Account are included in the federal income tax return of USAA Life, which is taxed as a "Life Insurance Company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operation of the Life Insurance Separate Account.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

3) RELATED PARTY TRANSACTIONS

During the year ended December 31, 2000, advisory and administrative fees of approximately $1,360,000 were paid or payable to USAA Investment Management Company (USAA IMCO) by the funds of the USAA Life Investment Trust (the Trust). USAA IMCO is indirectly wholly owned by USAA. The funds' advisory fees are computed on an annualized rate of 0.20% of the monthly average net assets for each calendar month of each fund of the Trust except for the USAA Life Aggressive Growth Fund, which accrues at an annualized rate of 0.50%, and USAA Life International Fund, which accrues at an annualized rate of 0.65%. The funds are an investment option for both the Variable Universal Life Insurance Policy and the Flexible Premium Deferred Combination Fixed and Variable Annuity Contract. Administrative fees are based on USAA IMCO's estimated time incurred to provide such services.

4) EXPENSES

A mortality and expense risk charge is deducted by USAA Life from the Life Insurance Separate Account on a daily basis which is equal, on an annual basis, to 0.75% of the daily net assets of each variable fund account. The mortality risk assumed is that insureds may live for a shorter period of time than estimated. Thus a greater amount of death benefits than expected will be payable. The expense risk assumed by USAA Life is that the costs of administering the policies and the Life Insurance Separate Account may exceed the amount recovered from the policy maintenance and administration expense charges. The mortality and expense risk charge is guaranteed by USAA Life and cannot be increased.

The following expenses are charged to reimburse USAA Life for the expenses it incurs in the establishment and maintenance of the Policies and each variable fund account. On the policy's effective date, and each monthly anniversary thereafter, certain monthly charges will be deducted by USAA Life through a redemption of units from the cash value of the policy. The monthly deduction will include cost of insurance charges, which includes charges for any optional insurance benefits provided by rider, an administrative charge of $10 during the first twelve policy months, and a recurring maintenance charge of $5, which were approximately $127,000, $36,000 and $24,000, respectively, for the current year.

A  transfer  charge of $25 will be  deducted  for each  value  transfer  between
Variable Fund Accounts in excess of six per Policy Year. For each partial surrender of cash value, a charge equal to the lesser of $25 or 2% of the amount withdrawn will be deducted. This charge is also referred to as an
"administrative processing fee." For full surrenders, the amount of the surrender charge will equal a percentage of the Annual Target Premium Payment specified in the policy. The number of years the policy has been in force at the time of surrender determines the applicable percentage.

A 3% premium charge is deducted from the policyholder's premium to compensate USAA Life for sales charges and taxes. The charge will be deducted from the policyholder's premium payments until the policyholder's gross amount of premium payments received exceeds the sum of the policyholder's Annual Target Premium payments payable over 10 years.




5) UNIT VALUES

A SUMMARY OF UNIT  VALUES AND UNITS  OUTSTANDING  FOR  VARIABLE  UNIVERSAL  LIFE
INSURANCE POLICIES AND THE EXPENSE RATIOS,  INCLUDING EXPENSES OF THE UNDERLYING
FUNDS, FOR EACH PERIOD IS AS FOLLOWS:



                                                USAA LIFE MONEY                                   USAA LIFE
                                              MARKET FUND ACCOUNT                             INCOME FUND ACCOUNT

                                                 YEAR ENDED                                       YEAR ENDED
                                                DECEMBER 31,                                     DECEMBER 31,
                                      2000          1999         1998(a)               2000          1999          1998(a)
                                  ----------------------------------------         -----------------------------------------
At end of period:
   Accumulation units (000)               782           276             1                    15             9             -
   Accumulation unit value        $  1.293846   $  1.227534   $  1.178565           $ 15.007467   $ 13.262741   $ 14.089499
   Net assets (000)               $     1,013   $       339   $         1           $       223   $       119   $         -
Ratio of expenses to average
   net assets (b)                       1.10%         1.10%         1.10%(c)              1.10%         1.10%         1.10%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       1.38%         1.31%         1.55%(c)              1.90%         1.43%         1.30%(c)




                                             USAA LIFE GROWTH AND
                                              INCOME FUND ACCOUNT

                                                 YEAR ENDED
                                                DECEMBER 31,
                                      2000          1999         1998(a)
                                  ----------------------------------------
At end of period:
   Accumulation units (000)                16            12             1
   Accumulation unit value        $ 23.978970   $ 23.296591   $ 20.468785
   Net assets (000)               $       380   $       276   $         3
Ratio of expenses to average
   net assets (b)                       1.10%         1.10%         1.10%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       1.15%         1.12%         1.12%(c)






                                          USAA LIFE INTERNATIONAL                        SCUDDER VLIF CAPITAL GROWTH
                                                FUND ACCOUNT                                PORTFOLIO FUND ACCOUNT

                                                 YEAR ENDED                                       YEAR ENDED
                                                DECEMBER 31,                                     DECEMBER 31,
                                      2000          1999         1998(a)               2000          1999          1998(a)
                                  ----------------------------------------         -----------------------------------------
At end of period:
   Accumulation units (000)                 4             1             -                    22            12             1
   Accumulation unit value        $ 11.843128   $ 13.269162   $ 10.417977           $ 29.346175   $ 32.816021   $ 24.448446
   Net assets (000)               $        47   $         7   $         -           $       649   $       384   $         3
Ratio of expenses to average
   net assets (b)                       1.85%         1.85%         1.85%(c)              1.23%         1.24%         1.26%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       2.14%         2.04%         2.10%(c)                N/A           N/A           N/A





                                             ALGER AMERICAN GROWTH
                                             PORTFOLIO FUND ACCOUNT

                                                 YEAR ENDED
                                                DECEMBER 31,
                                      2000          1999         1998(a)
                                  ----------------------------------------
At end of period:
   Accumulation units (000)                33            15             -
   Accumulation unit value        $ 30.100055   $ 35.583778   $ 26.806157
   Net assets (000)               $     1,007   $       546   $         -
Ratio of expenses to average
   net assets (b)                       1.54%         1.54%         1.54%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                         N/A           N/A           N/A






                                               USAA LIFE WORLD                                 USAA LIFE DIVERSIFIED
                                             GROWTH FUND ACCOUNT                                ASSETS FUND ACCOUNT

                                                 YEAR ENDED                                       YEAR ENDED
                                                DECEMBER 31,                                     DECEMBER 31,
                                      2000          1999         1998(a)               2000          1999          1998(a)
                                  ----------------------------------------         -----------------------------------------
At end of period:
   Accumulation units (000)                 7             2             -                     9             7             2
   Accumulation unit value        $ 20.654406   $ 23.209674   $ 17.860722           $ 19.815589   $ 19.192009   $ 17.974654
   Net assets (000)               $       153   $        51   $         -           $       186   $       142   $        38
Ratio of expenses to average
   net assets (b)                       1.40%         1.40%         1.40%(c)              1.10%         1.10%         1.10%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       1.58%         1.50%         1.41%(c)              1.35%         1.25%         1.20%(c)





                                            USAA LIFE AGGRESSIVE
                                             GROWTH FUND ACCOUNT

                                                 YEAR ENDED
                                                DECEMBER 31,
                                      2000          1999         1998(a)
                                  ----------------------------------------
At end of period:
   Accumulation units (000)                38            17             -
   Accumulation unit value        $ 22.654870   $ 26.991318   $ 13.993064
   Net assets (000)               $       868   $       455   $         -
Ratio of expenses to average
   net assets (b)                       1.45%         1.45%         1.45%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       1.51%         1.69%         1.59%(c)




                                            DEUTSCHE VIT EQUITY                                 DEUTSCHE VIT SMALL
                                           500 INDEX FUND ACCOUNT                            CAP INDEX FUND ACCOUNT

                                                 YEAR ENDED                                       YEAR ENDED
                                                DECEMBER 31,                                     DECEMBER 31,
                                      2000          1999         1998(a)               2000          1999          1998(a)
                                  ----------------------------------------         -----------------------------------------
At end of period:
   Accumulation units (000)                97            54             1                    18             7             -
   Accumulation unit value        $ 11.844646   $ 13.147788   $ 11.003536           $ 10.043462   $ 10.526480   $  8.825971
   Net assets (000)               $     1,147   $       715   $         3           $       178   $        78   $         -
Ratio of expenses to average
   net assets (b)                       1.05%         1.05%         1.05%(c)              1.20%         1.20%         1.20%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       1.21%         1.16%         1.94%(c)              1.22%         1.86%         2.33%(c)





                                              DEUTSCHE VIT EAFE
                                            (REGISTERED TRADEMARK)
                                           EQUITY INDEX FUND ACCOUNT

                                                 YEAR ENDED
                                                DECEMBER 31,
                                      2000          1999         1998(a)
                                  ----------------------------------------
At end of period:
   Accumulation units (000)                 9             1             1
   Accumulation unit value        $ 10.881890   $ 13.154856   $ 10.386978
   Net assets (000)               $        98   $        12   $         2
Ratio of expenses to average
   net assets (b)                       1.40%         1.40%         1.40%(c)
Ratio of expenses to average
   net assets, excluding
   reimbursements                       2.11%         1.83%         2.41%(c)






(a) Variable fund accounts commenced operations August 31, 1998 with the following initial unit values per unit:

    USAA Life Money Market Fund Account                      $  1.162018
    USAA Life Income Fund Account                            $ 13.766435
    USAA Life Growth and Income Fund Account                 $ 16.937712
    USAA Life World Growth Fund Account                      $ 14.981795
    USAA Life Diversified Assets Fund Account                $ 16.007256
    USAA Life Aggressive Growth Fund Account                 $  9.446371
    USAA Life International Fund Account                     $  9.285958
    Scudder VLIF Capital Growth Portfolio Fund Account       $ 18.614844
    Alger American Growth Portfolio Fund Account             $ 19.521151
    Deutsche VIT Equity 500 Index Fund Account               $  8.561922
    Deutsche VIT Small Cap Index Fund Account                $  7.048653
    Deutsche VIT EAFE(REGISTERED TRADEMARK) Equity Index
     Fund Account                                            $  8.920584

(b) The information is based on actual expenses to the policyowner for the period, including the expenses of the underlying fund, after giving effect to reimbursement of fund expenses by USAA Life.

(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.





================================================================================
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